Summary of significant accounting policies - Schedule of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2022
Fekola Mine
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	80.00%
Otjikoto Mine
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	90.00%
Philippines Gold Processing & Refining Corporation (“Masbate”)
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	100.00%
Filminera Resources Corporation ("Masbate")
Disclosure of subsidiaries [line items]
Percentage of ownership interest in subsidiary	40.00%